Share Capital (Schedule Of Stock-Based Compensation Attributable To Exploration Expenses And General And Administrative Expenses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	$ 71,050,000		$ 64,955,000
Ivanhoe Mines Ltd. [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	44,256,000	[1]	42,855,000	[1]
SouthGobi Resources Ltd. [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	13,751,000		12,062,000
Ivanhoe Australia Limited [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	13,043,000		10,038,000
Oyu Tolgoi LLC [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation cost capitalized as property, plant and equipment	32,600,000		17,100,000
Exploration [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	34,473,000	[1]	33,019,000	[1]
General And Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	$ 36,577,000		$ 31,936,000

[1]	(i) During 2011, stock-based compensation of $32.6 million (2010—$17.1 million) relating to the development of the Oyu Tolgoi Project was capitalized as property, plant and equipment.